NONVESTED SHARES	12 Months Ended
Dec. 31, 2016
NONVESTED SHARES
NONVESTED SHARES

11.NONVESTED SHARES

In 2011, the Company granted 1,820,010 nonvested shares to certain employees. These nonvested shares vest over a four year period from the date of the grant.

In 2013, the Company granted 711,571 nonvested shares to certain officers and employees. These nonvested shares vest over a period ranged from two to four years.

In 2014, the Company granted 2,800,300 nonvested shares to certain officers and employees. These nonvested shares vest over a period ranged from three to four years.

In 2015, the Company granted 3,154,800 nonvested to certain officers and employees. These nonvested shares vest over a period from three months to four years.

In 2016, the Company granted 296,000 nonvested to certain officers and employees. These nonvested shares vest over a period from the date of grant to four years.

The holders of the nonvested shares are entitled to voting rights, but shall not be entitled to dividends before vesting.

The following table summarizes information regarding the nonvested shares granted and vested:

		Weighted average
		grant date
	Number of Shares	fair value

Outstanding at January 1, 2016	3,315,264	$2.52
Granted	296,000	$1.70
Forfeited	(337,537)	$2.36
Vested	(1,367,560)	$2.25

Outstanding at December 31, 2016	1,906,167	$2.61

The total fair value of shares vested during the years ended December 31, 2014, 2015 and 2016, was $2,123, $2,791 and $3,070 respectively.

For the years ended December 31, 2014, 2015 and 2016, the Group recorded share-based compensation expenses of $2,227, $3,191 and $2,215 related to the nonvested shares, respectively. As of December 31, 2016, there was $4,735 of unrecognized compensation costs related to nonvested shares, which are expected to be recognized over a weighted-average period of 2.05years.

Total share-based compensation expenses for share options and nonvested shares for the years ended December 31, 2014, 2015 and 2016 were as follows:

	Year ended December 31,
	2014	2015	2016

Fulfillment	$46	$185	$211
Selling and marketing	231	580	458
General and administrative	2,241	2,431	1,648

Total	$2,518	$3,196	$2,317